Share-based payments (Tables)	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Summary of Share-based Compensation Expense
Share-based compensation expense during the years ended March 31, 2023, 2022 and 2021 is as follows:

	Year ended March 31,
	2023		2022		2021
Share-based compensation expense recorded in:	$		$		$
Cost of revenue		8,057		5,155		4,890
Selling and marketing expenses		6,411		4,948		4,327
General and administrative expenses		35,265		34,062		29,013

Total share-based compensation expense		$49,733		$44,165		$38,230

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices
(i)
Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2021	924,049	$44.25	$66,938
Granted	295,441	74.14
Exercised	(293,769)	47.24
Forfeited	(40,264)	56.52

Outstanding as at March 31, 2022	885,457	$52.67	$75,698
Granted	428,238	83.70
Exercised	(255,200)	59.34
Forfeited	(25,777)	73.02

Outstanding as at March 31, 2023	1,032,718	$63.38	$96,218
RSUs exercisable	575,146	$50.70	$53,586

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2021	75,645	$14.10	$5,480
Exercised	(16,245)	13.39

Outstanding as at March 31, 2022	59,400	$14.30	$5,078
Exercised	(761)	14.30

Outstanding as at March 31, 2023	58,639	14.30	$5,463
RSUs exercisable	58,639	$14.30	$5,463

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted Average fair value	Aggregate Intrinsic value
Outstanding as at March 31, 2021	826,210	$45.45	$59,851
Granted	154,110	78.80
Exercised	(15,209)	50.22
Forfeited	(15,111)	38.70
Lapsed	(50,550)	57.20

Outstanding as at March 31, 2022	899,450	$50.53	$76,894
Granted	104,975	79.00
Exercised	(165,201)	37.87
Forfeited	(22,480)	58.28
Lapsed	(26,236)	63.10

Outstanding as at March 31, 2023	790,508	56.32	73,652
RSUs exercisable	256,135	$58.05	$23,864

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2021	771,289	$43.21	$55,870
Granted	275,245	73.46
Exercised	(192,053)	35.65
Forfeited	(16,173)	60.58

Outstanding as at March 31, 2022	838,308	$49.19	$71,667
Granted	202,005	84.00
Exercised	(189,226)	44.59
Forfeited	(13,996)	72.81

Outstanding as at March 31, 2023	837,091	55.30	77,992
PSUs exercisable	428,090	$47.13	$39,885